CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net revenues:
Ancillary network	$ 5,604	$ 5,497	$ 11,347	$ 10,505	$ 23,146	$ 26,751
Urgent and primary care	2,354	474	5,026	474	3,906	0
Total net revenues	7,958	5,971	16,373	10,979	27,052	26,751
Operating expenses:
Ancillary network provider payments	4,137	3,880	8,468	7,633	16,241	19,762
Ancillary network administrative fees	194	307	524	527	1,127	1,083
Ancillary network other operating costs	933	0	1,905	0	903	0
Ancillary network prepaid write-off	487	0	487	0
Salaries, wages, benefits and taxes	2,968	1,695	5,776	3,082	8,157	5,250
Professional fees					1,866	1,262
Other operating expenses	2,430	1,199	5,332	2,111	4,044	2,381
Intangible asset impairment	520	0	520	0
Depreciation and amortization	292	215	583	393	866	795
Total operating expenses	11,961	7,296	23,595	13,746	33,204	30,533
Operating (loss)	(4,003)	(1,325)	(7,222)	(2,767)	(6,152)	(3,782)
Interest expense:
Interest expense	93	13	176	9	658	0
(Gain)/loss on disposal of assets					(108)	5
Gain on warrant liability, net of deferred loan fees amortization	(757)	0	(388)	0
Interest income					(9)	(27)
Total interest expense	(664)	13	(212)	9	541	(22)
Loss before income taxes	(3,339)	(1,338)	(7,010)	(2,776)	(6,693)	(3,760)
Income tax expense	4	4	10	1	70	25
Net (loss)	$ (3,343)	$ (1,342)	$ (7,020)	$ (2,777)	$ (6,763)	$ (3,785)
Basic net loss per share	$ (0.49)	$ (0.21)	$ (1.03)	$ (0.46)
Diluted net loss per share	$ (0.49)	$ (0.21)	$ (1.14)	$ (0.46)
Basic and diluted net loss per share					$ (1.05)	$ (0.66)
Basic weighted-average shares outstanding	6,849	6,395	6,811	6,062
Diluted weighted-average shares outstanding	6,849	6,395	6,851	6,062
Basic and diluted weighted-average shares outstanding					6,407	5,715